Property, plant and equipment - Summary of Detailed Information About Lease And Own Assets (Details) - EUR (€) € in Millions	Dec. 31, 2023	Dec. 31, 2022
Property, plant and equipment [abstract]
Owned assets	€ 9,377	€ 9,416
Leased assets	1,330	1,354
Total	€ 10,707	€ 10,770